JPMorgan US Sustainable Leaders Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.02%	11.68%	12.98%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	12.33%	13.14%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.29%	13.18%	13.88%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.50%	12.20%	12.72%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.87%	10.35%	11.25%